SUPPLIERS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Goods, materials, and services	R$ 7,652,713	R$ 5,768,345
Parcels of Petrobras (a)	1,376,265	2,305,083
Energy purchased for resale	1,309,172	1,480,953
CCEE - Short-term Energy	105,602	104,920
Total current liabilities for suppliers	10,443,752	9,659,301
NONCURRENT
Goods, materials, and services	14,031
Parcels of Petrobras (a)	7,618,031	9,597,398
Energy purchased for resale	163,283	185,422
Total non-current liabilities for suppliers	7,795,345	9,782,820
Total liabilities for suppliers	18,239,097	19,442,121
Notional amount of the financial instrument	R$ 650,000
Amortization period	120 months
Portion from Gas Transportation	R$ 2,988,797	2,364,318
1st CCD
NONCURRENT
Notional amount of the financial instrument	3,257,366
Amount outstanding	4,019,200
2nd CCD
NONCURRENT
Notional amount of the financial instrument	2,925,921
Amount outstanding	3,616,581
3rd CCD
NONCURRENT
Notional amount of the financial instrument	1,018,441
Amount outstanding	1,258,843
BR Distribuidora S.A
CURRENT
Total current liabilities for suppliers	2,640,466	2,275,768
Companhia de Gas do Amazonas - Cigas
CURRENT
Total current liabilities for suppliers	R$ 5,286,531	R$ 3,484,755
Petrobras
NONCURRENT
Number of days to be considered for assignment of outstanding liability	45 days
Portion from Gas Transportation	R$ 4,755,704
Downstream Participacoes Ltda
NONCURRENT
Percentage of debt transferred on split	99.53476%
Downstream Participacoes Ltda | 2nd and 3rd CCC
NONCURRENT
Amount outstanding	R$ 4,852,742
Petroleo Brasileiro
NONCURRENT
Percentage of debt transferred on split	0.46524%
Petroleo Brasileiro | 2nd and 3rd CCC
NONCURRENT
Amount outstanding	R$ 22,682